Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	1-10113
Entity Registrant Name	ACURA PHARMACEUTICALS, INC.
Entity Central Index Key	0000786947
Entity Tax Identification Number	11-0853640
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	616 N. North Court
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Palatine
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60067
City Area Code	847
Local Phone Number	705-7709
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ACUR
Entity Emerging Growth Company	false